Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 265,516.1	$ 3,839.2	₨ 167,513.9
Securities Available-for-Sale				2,221,443.3
Equity securities	[1],[2]			559.3
Total			42,074.7	2,389,516.5
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities				3,652.4
Securities Available-for-Sale				4,009.7
Equity securities	[1],[2]			559.3
Total			566.7	8,221.4
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities				163,861.5
Securities Available-for-Sale				2,198,899.0
Equity securities	[1],[2]			0.0
Total			40,946.8	2,362,760.5
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities				0.0
Securities Available-for-Sale				18,534.6
Equity securities	[1],[2]			0.0
Total			$ 561.2	₨ 18,534.6
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		265,516.1
Securities Available-for-Sale		2,633,348.4
Equity securities	[1],[2]	11,024.0
Total		2,909,888.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		1,999.6
Securities Available-for-Sale		34,807.2
Equity securities	[1],[2]	2,390.1
Total		39,196.9
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		263,516.5
Securities Available-for-Sale		2,559,728.3
Equity securities	[1],[2]	8,633.9
Total		2,831,878.7
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0
Securities Available-for-Sale		38,812.9
Equity securities	[1],[2]	0.0
Total		₨ 38,812.9

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01 (See note 2(w)(ii) to the Consolidated Financial Statements for additional details).
[2]	Equity securities classified within other assets.